Lease Operations - Lessee	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Lease Operations - Lessee
Note 12 – Lease Operations - Lessee
ITAÚ UNIBANCO HOLDING is the lessee mainly of properties for use in its operations, which include renewal options and restatement clauses. During the period ended 12/31/2021, total cash outflow with lease amounted to R$ 1,448 and lease agreements in the amount of R$ 661 were renewed. There are no relevant sublease agreements.
Total liabilities in accordance with remaining contractual maturities, considering their undiscounted flows, is presented below:

	12/31/2021	12/31/2020
Up to 3 months	304	333
3 months to 1 year	842	945
From 1 to 5 years	3,088	2,830
Over 5 years	1,980	1,930

Total Financial Liability	6,214	6,038

Lease amounts recognized in the Consolidated Statement of Income:

	01/01 to 12/31/2021	01/01 to 12/31/2020	01/01 to 12/31/2019
Sublease revenues	16	8	12
Depreciation expenses	(1,279)	(1,209)	(1,060)
Interest expenses	(302)	(227)	(271)
Lease expenses for low value assets	(84)	(87)	(82)
Variable expenses not include in lease liabilities	(68)	(66)	(81)

Total	(1,717)	(1,581)	(1,482)

In the period from 01/01 to 12/31/2021 and 01/01 to 12/31/2020, there was no impairment adjustment (R$ (175) from 01/01 to 12/31/2019), recorded under the heading General and Administrative Expenses.